Condensed Consolidated Interim Statements of Cash Flows - CAD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from (used in) operating activities
Net loss	$ (15,539,401)	$ (31,667,877)
Add items not affecting cash
Share-based payments	1,135,413	2,510,322
Foreign exchange	(5,324,298)	(129,395)
Amortisation - pilot plant	206,732	11,249,269
Amortisation - intangible assets	89,294	143,407
Amortisation - office lease	156,117	51,840
Interest expense	21,469	10,106
Net changes in non-cash working capital items to operations:
Receivables	472,864	(51,891)
Prepaid expenses	(1,708,501)	(1,758,404)
Accounts payable and accrued liabilities	(503,314)	1,271,411
Compensation shares issued		500,000
Net cash used in operating activities	(20,993,625)	(17,871,212)
Cash flows used in investing activities
Exploration and evaluation assets	(15,806,296)	(2,069,120)
Pilot plant		(666,308)
Commercial plant development	(9,343,585)	(983,062)
Aqualung Carbon Capture pilot plant development	(1,754,676)
Patent	(39,864)
Net cash used in investing activities	(26,944,421)	(3,718,490)
Cash flows from financing activities
Proceeds from private placement		120,452,352
Share issuance costs		(255,431)
Exercise of warrants		7,389,127
Exercise of options	5,257,000	2,986,499
Lease payments	(170,776)	(57,986)
Net cash from financing activities	5,086,224	130,514,561
Effect of exchange rates on cash	5,208,648
Net change in cash	(37,643,174)	108,924,859
Cash, beginning of period	129,065,348	27,988,471
Cash, end of year	$ 91,422,174	$ 136,913,330